Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Advantage SMID Cap Fund, Inc.
Entity Central Index Key	0000230382
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000006082 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.48%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund's Institutional Shares returned (3.26)%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2500TM Index returned (3.11)%.
What contributed to performance?
Insights related to sentiment performed well throughout the period, especially those that gauged sentiment from conference calls. Textual data analysis of analysts' reports was helpful and led to successful positioning around financial stocks. Moreover, sentiment insights focused on social media engagement and mobile app usage also proved additive. Finally, fundamental quality measures driving a preference for founder-led firms were successful in positioning the portfolio within the consumer staples sector.
What detracted from performance?
Performance turned negative during the final quarter of the period, as U.S. trade policy uncertainty, cooling sentiment around the outlook for AI-related spending, and recession fears contributed to weakened equity sentiment and shifting market leadership.
Defensive quality measures focusing on cash flow levels and debt maturity faced headwinds amid shifting market dynamics, particularly in the consumer discretionary sector. Further, traditional valuation insights related to company cash flow, book-to-price and sales-to-enterprise ratios were challenged in navigating market shifts within industrials. Elsewhere, macro-thematic insights focusing on companies with direct capital access as well as insights looking at company invoices at the industry level were unsuccessful within the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund	(3.26)%	11.98%	7.59%
Russell 3000® Index	7.22	18.18	11.80
Russell 2500TM Index	(3.11)	14.91	7.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 415,843,168
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,235,836
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$415,843,168
Number of Portfolio Holdings	557
Net Investment Advisory Fees	$1,235,836
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	18.3%
Health Care	13.3%
Consumer Discretionary	12.9%
Information Technology	10.2%
Real Estate	7.6%
Materials	5.5%
Energy	4.2%
Consumer Staples	4.2%
Utilities	2.9%
Communication Services	2.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(b)Excludes short-term securities.
C000006079 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund's Investor A Shares returned (3.49)%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2500TM Index returned (3.11)%.
What contributed to performance?
Insights related to sentiment performed well throughout the period, especially those that gauged sentiment from conference calls. Textual data analysis of analysts' reports was helpful and led to successful positioning around financial stocks. Moreover, sentiment insights focused on social media engagement and mobile app usage also proved additive. Finally, fundamental quality measures driving a preference for founder-led firms were successful in positioning the portfolio within the consumer staples sector.
What detracted from performance?
Performance turned negative during the final quarter of the period, as U.S. trade policy uncertainty, cooling sentiment around the outlook for AI-related spending, and recession fears contributed to weakened equity sentiment and shifting market leadership.
Defensive quality measures focusing on cash flow levels and debt maturity faced headwinds amid shifting market dynamics, particularly in the consumer discretionary sector. Further, traditional valuation insights related to company cash flow, book-to-price and sales-to-enterprise ratios were challenged in navigating market shifts within industrials. Elsewhere, macro-thematic insights focusing on companies with direct capital access as well as insights looking at company invoices at the industry level were unsuccessful within the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund	(3.49)%	11.70%	7.33%
Investor A Shares (with sales charge)	(8.56)	10.50	6.75
Russell 3000® Index	7.22	18.18	11.80
Russell 2500TM Index	(3.11)	14.91	7.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 415,843,168
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,235,836
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$415,843,168
Number of Portfolio Holdings	557
Net Investment Advisory Fees	$1,235,836
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	18.3%
Health Care	13.3%
Consumer Discretionary	12.9%
Information Technology	10.2%
Real Estate	7.6%
Materials	5.5%
Energy	4.2%
Consumer Staples	4.2%
Utilities	2.9%
Communication Services	2.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(b)Excludes short-term securities.
C000006081 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$145	1.48%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund's Investor C Shares returned (4.23)%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2500TM Index returned (3.11)%.
What contributed to performance?
Insights related to sentiment performed well throughout the period, especially those that gauged sentiment from conference calls. Textual data analysis of analysts' reports was helpful and led to successful positioning around financial stocks. Moreover, sentiment insights focused on social media engagement and mobile app usage also proved additive. Finally, fundamental quality measures driving a preference for founder-led firms were successful in positioning the portfolio within the consumer staples sector.
What detracted from performance?
Performance turned negative during the final quarter of the period, as U.S. trade policy uncertainty, cooling sentiment around the outlook for AI-related spending, and recession fears contributed to weakened equity sentiment and shifting market leadership.
Defensive quality measures focusing on cash flow levels and debt maturity faced headwinds amid shifting market dynamics, particularly in the consumer discretionary sector. Further, traditional valuation insights related to company cash flow, book-to-price and sales-to-enterprise ratios were challenged in navigating market shifts within industrials. Elsewhere, macro-thematic insights focusing on companies with direct capital access as well as insights looking at company invoices at the industry level were unsuccessful within the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund	(4.23)%	10.85%	6.67%
Investor C Shares (with sales charge)	(5.16)	10.85	6.67
Russell 3000® Index	7.22	18.18	11.80
Russell 2500TM Index	(3.11)	14.91	7.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 415,843,168
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,235,836
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$415,843,168
Number of Portfolio Holdings	557
Net Investment Advisory Fees	$1,235,836
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	18.3%
Health Care	13.3%
Consumer Discretionary	12.9%
Information Technology	10.2%
Real Estate	7.6%
Materials	5.5%
Energy	4.2%
Consumer Staples	4.2%
Utilities	2.9%
Communication Services	2.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(b)Excludes short-term securities.
C000199765 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.43%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund's Class K Shares returned (3.20)%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2500TM Index returned (3.11)%.
What contributed to performance?
Insights related to sentiment performed well throughout the period, especially those that gauged sentiment from conference calls. Textual data analysis of analysts' reports was helpful and led to successful positioning around financial stocks. Moreover, sentiment insights focused on social media engagement and mobile app usage also proved additive. Finally, fundamental quality measures driving a preference for founder-led firms were successful in positioning the portfolio within the consumer staples sector.
What detracted from performance?
Performance turned negative during the final quarter of the period, as U.S. trade policy uncertainty, cooling sentiment around the outlook for AI-related spending, and recession fears contributed to weakened equity sentiment and shifting market leadership.
Defensive quality measures focusing on cash flow levels and debt maturity faced headwinds amid shifting market dynamics, particularly in the consumer discretionary sector. Further, traditional valuation insights related to company cash flow, book-to-price and sales-to-enterprise ratios were challenged in navigating market shifts within industrials. Elsewhere, macro-thematic insights focusing on companies with direct capital access as well as insights looking at company invoices at the industry level were unsuccessful within the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund	(3.20)%	12.04%	7.63%
Russell 3000® Index	7.22	18.18	11.80
Russell 2500TM Index	(3.11)	14.91	7.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 415,843,168
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,235,836
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$415,843,168
Number of Portfolio Holdings	557
Net Investment Advisory Fees	$1,235,836
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	18.3%
Health Care	13.3%
Consumer Discretionary	12.9%
Information Technology	10.2%
Real Estate	7.6%
Materials	5.5%
Energy	4.2%
Consumer Staples	4.2%
Utilities	2.9%
Communication Services	2.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(b)Excludes short-term securities.
C000006083 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$96	0.98%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund's Class R Shares returned (3.76)%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2500TM Index returned (3.11)%.
What contributed to performance?
Insights related to sentiment performed well throughout the period, especially those that gauged sentiment from conference calls. Textual data analysis of analysts' reports was helpful and led to successful positioning around financial stocks. Moreover, sentiment insights focused on social media engagement and mobile app usage also proved additive. Finally, fundamental quality measures driving a preference for founder-led firms were successful in positioning the portfolio within the consumer staples sector.
What detracted from performance?
Performance turned negative during the final quarter of the period, as U.S. trade policy uncertainty, cooling sentiment around the outlook for AI-related spending, and recession fears contributed to weakened equity sentiment and shifting market leadership.
Defensive quality measures focusing on cash flow levels and debt maturity faced headwinds amid shifting market dynamics, particularly in the consumer discretionary sector. Further, traditional valuation insights related to company cash flow, book-to-price and sales-to-enterprise ratios were challenged in navigating market shifts within industrials. Elsewhere, macro-thematic insights focusing on companies with direct capital access as well as insights looking at company invoices at the industry level were unsuccessful within the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund	(3.76)%	11.41%	7.05%
Russell 3000® Index	7.22	18.18	11.80
Russell 2500TM Index	(3.11)	14.91	7.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 415,843,168
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,235,836
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$415,843,168
Number of Portfolio Holdings	557
Net Investment Advisory Fees	$1,235,836
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	18.3%
Health Care	13.3%
Consumer Discretionary	12.9%
Information Technology	10.2%
Real Estate	7.6%
Materials	5.5%
Energy	4.2%
Consumer Staples	4.2%
Utilities	2.9%
Communication Services	2.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Crown Holdings, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
Brixmor Property Group, Inc.	1.1%
Packaging Corp. of America	1.1%
ManpowerGroup, Inc.	1.1%
Flowserve Corp.	1.0%
Unum Group	1.0%
Houlihan Lokey, Inc., Class A	1.0%
ExlService Holdings, Inc.	1.0%
Lamar Advertising Co., Class A	1.0%
(b)Excludes short-term securities.